Trade Receivables - Summary of Detailed Information About Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trade receivables	R$ 4,029,643	R$ 1,793,759
Allowance for expected credit losses	(432,108)	(107,995)
Trade Receivables, Net	R$ 3,597,535	R$ 1,685,764